Share-based payments - Additional Information (Details) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($) Plan $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of share-based employee compensation plans | Plan		2
Liability for share-based compensation - current		$ 4,394	$ 5,809
Share-based compensation, unrecognized		$ 40,538
Common stock, shares authorized | shares		1,600,000,000	1,600,000,000
Liability Increased		$ 427
Share-based compensation		38,534	$ 28,873	$ 62,354
Income tax expense / (benefit)		(8,136)	40,840	(52,502)
Conversion of full liability		$ 1,842
Preferred stock, shares authorized | shares		233,333,333
Short Term Incentive Program (Member)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation		$ 0
Performance Restricted Stock Units (PRSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation				7,105
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average grant date fair value, granted | $ / shares		$ 9.06
2021 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of additional shares authorized | shares		4,628,958
Number of shares authorized | shares		15,209,712
Grant date fair value of shares vested		$ 36,703	$ 47,983	$ 39,941
Conversion of full liability		$ 6,276
Weighted-average grant date fair value per share | $ / shares		$ 16.12	$ 16.31	$ 35.75
2021 Plan | Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average grant date fair value, granted | $ / shares	[1]	$ 16.12
Unrecognized share-based compensation expected to be recognized		1 year 10 months 24 days
2021 Plan | Performance Restricted Stock Units (PRSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation		$ 0	$ 0	$ 0
2021 Plan | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period		3 years
Share-based payment award, number of shares Granted | shares		0	0	166,666
Stock options exercisable | shares		111,108
Contractual life		10 years
Unrecognized share-based compensation expected to be recognized		4 months 24 days
2021 Plan and 2018 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation		$ 38,534	$ 28,873	$ 62,354
Income tax expense / (benefit)		$ 4,310	$ 1,968
Employee Share Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Treasury share reissued | shares		21,912
Granted Stock Percentage		25.00%
Minimum | 2021 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period		1 year
Internal performance targets		0.00%
Maximum | 2021 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period		3 years
Internal performance targets		200.00%
Maximum | Employee Share Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, shares authorized | shares		2,083,333

[1]	Represents RSUs and PRSUs based on performance target achievement of 100%.